Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
RMBS, available-for-sale (including pledged assets of $2,419,539 and $1,698,688, respectively)	$ 2,508,360	$ 1,770,110
Investments in Servicing Related Assets at fair value (including pledged assets of $291,111 and $294,907, respectively)	291,111	294,907
Cash and cash equivalents	24,671	31,834
Restricted cash	67,037	8,185
Derivative assets	18,289	24,258
Receivables and other assets	35,097	23,983
Total Assets	2,944,565	2,153,277
Liabilities
Repurchase agreements	2,337,638	1,598,592
Derivative liabilities	12,337	3,816
Notes payable	166,989	157,543
Dividends payable	8,768	11,847
Due to affiliates	3,589	2,003
Accrued expenses and other liabilities	15,869	20,633
Total Liabilities	2,545,190	1,794,434
Stockholders' Equity
Common stock, $0.01 par value per share, 500,000,000 shares authorized and 16,660,655 shares issued and outstanding as of December 31, 2019 and 500,000,000 shares authorized and 16,652,170 shares issued and outstanding as of December 31, 2018	170	167
Additional paid-in capital	299,180	298,614
(Deficit) Retained earnings	(59,451)	29,632
Accumulated other comprehensive income (loss)	41,414	(38,400)
Total Cherry Hill Mortgage Investment Corporation Stockholders' Equity	396,594	355,652
Non-controlling interests in Operating Partnership	2,781	3,191
Total Stockholders' Equity	399,375	358,843
Total Liabilities and Stockholders' Equity	2,944,565	2,153,277
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	67,213	65,639
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock value	$ 48,068	$ 0